8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of warrant transactions

Warrants

Warrant transactions are summarized as follows:

	2022		2021		2020
	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price

Outstanding, beginning of year	-	-	-	-	1,575,565	$1.00
Expired	-	-	-	-	-	-
Exercised	-	-	-	-	(1,575,565)	$1.00
Outstanding, end of year	-	-	-	-	-	-